UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

51 East 42nd Street, 17th Floor, New York, NY 10017
(Address of principal executive offices)

I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker, Twomey & Gallanty, P.C.
51 East 42nd Street, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end:	April 30, 2011

Date of reporting period:	January 31, 2011

Item 1.	Schedule of Investments.

Attached on the following pages is a schedule of the registrant’s investments as of the close of its fiscal quarter ended January 31, 2011.

	January 31,
		2011
	Principal	Amortized	Fair
	Amount	Cost	Value
Insured
Ardsley New York Union Free
School District Unlimited Tax
5.00% due June 15, 2014	$415,000	$436,924	$460,762

Ardsley New York Union Free
School District Unlimited Tax
4.00% due June 15, 2016	460,000	471,596	498,033

Bethlehem NY Central School District
Ref Unlimited Tax
5.0% due November 1, 2015	500,000	524,127	562,010

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2017	215,000	232,220	244,629

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2015	310,000	331,232	348,815

Cattaraugus County NY Public
Impt Ref Unlimited Tax
(Par Call June 1, 2013 @100)
5.0% due June 1, 2014	275,000	282,747	293,276

Cattaraugus County NY Public
Impt Ref Unlimited Tax
(Par Call June 1, 2013 @100)
5.0% due June 1, 2015	275,000	282,629	291,726

Clarkstown Central School District
NY Unlimited Tax
(Par Call April 15, 2014 @100)
5.25% due April 15, 2015	400,000	415,343	441,360

City of New York NY Public Impts
Unlimited Tax
(Par Call August 1, 2014 @100)
5.0% due August 1, 2017	500,000	522,826	533,970

City of New York Transitional
Fin Bldg Aid Rev Fiscal 2007
5.00% due July 15, 2016	750,000	791,464	848,235

Cold Spring HBR NY Central School District
5.0% due February 1, 2016	100,000	115,641	116,049

Monroe County NY Ref Pub
Impts Unlimited Tax
6.0% due March 1, 2012	445,000	456,576	466,226

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2018	430,000	454,902	463,093

	January 31,
		2011
	Principal	Amortized	Fair
	Amount	Cost	Value
Insured (continued)
N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2019	$585,000	$615,534	$617,479

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Insd Siena College
(Par Call July 1, 2016 @100)
5.0% due July 1, 2020	1,000,000	1,038,627	1,021,810

N.Y.S. Dormitory Authority Revs
Non St Supported Debt St Johns Univ - Insd
5.25% due July 1, 2021	1,000,000	1,087,080	1,086,020

N.Y.S. Dormitory Authority Revs
City University Sys Ref Cons 5th Gen
5.5% due July 1, 2019	1,000,000	1,077,738	1,132,140

N.Y.S. Dormitory Authority Revs
Supported Debt Mental Health Svcs Facs
Impt (Par Call February 15, 2015 @100)
5.0% due February 15, 2021	1,035,000	1,057,455	1,064,249

N.Y.S. Dormitory Authority Revs
5.5% due May 15, 2018	1,155,000	1,255,789	1,307,079

New York Environmental Facilities Corp
State Pers Income Tax Rev
5.25% due December 15, 2012	400,000	412,676	434,160

N.Y.S. Local Govt Assistance Corp Ref:
5.5% due April 1, 2017	240,000	256,069	274,281
5.5% due April 1, 2017	700,000	800,689	799,988
5.25% due April 1, 2019 (call April 1, 2017)	200,000	219,398	223,410

N.Y.S. Thruway Authority
Second Gen Hwy & Brdg Trust Fund
5.25% due April 1, 2013	1,000,000	1,030,238	1,089,270

N.Y.S. Urban Development
5.0% due January 1, 2017	225,000	250,484	250,362

Niagara Falls Bridge Commission
NY Toll Rev Highway Impts
5.25% due October 1, 2015	1,420,000	1,469,176	1,476,843

Pleasantville New York Public Impt
Unlimited Tax
5.0% due January 1, 2016	440,000	461,659	491,176

Commonwealth of Puerto Rico
Electric Power Auth Rev
5.5% due July 1, 2017	700,000	751,317	760,487

	January 31,
		2011
	Principal	Amortized	Fair
	Amount	Cost	Value
Insured (continued)
Commonwealth of Puerto Rico
Highway Transportation Auth Rev Ref
6.25% due July 1, 2016	$285,000	$313,384	$322,572

Puerto Rico Commonwealth Highway
and Transportation Auth Transn Rev
5.5% due July 1, 2015	500,000	529,678	545,225

Sachem Central School District
NY Holbrook Ref Unlimited Tax
5.25% due October 15, 2019	500,000	540,811	584,725

Sales Tax Receivable Corp
NY Public Impt.
(Par Call October 15, 2014 @100)
5.0% due October 15, 2017	275,000	296,084	298,939

Triborough Bridge & Tunnel Authority NY
General Purpose Revs
5.5% due November 15, 2019	1,000,000	1,097,861	1,154,960

Unadilla Valley New York Central School
District Ref Unlimited Tax
4.00% due June 15, 2014	500,000	536,296	538,815
	19,235,000	20,416,270	21,042,174
Revenue Backed
City of New York NY Municipal Water
Fin Auth Wtr. & Sewer Rev Fiscal 2009
(Par Call June 15, 2018 @100)
5.625% due June 15, 2024	1,000,000	989,006	1,104,760

(Par Call June 15, 2019 @100)
5.0% due June 15, 2027	500,000	525,629	509,555

City of New York Transitional Finance
Auth Rev Sub Future Tax Secured
(Par Call November 1, 2019 @100):
5.00% due November 1, 2020	500,000	556,987	551,690
5.00% due November 1, 2021	1,000,000	1,116,569	1,090,850

N.Y.S. Dormitory Authority Revs Ref
(Mandatory Put May 15, 2012 @100)
5.25% due November 15, 2023	1,400,000	1,460,666	1,469,566

N.Y.S. Dormitory Authority Lease Rev
Mental Health services
(Par Call august 15, 2020 @100):
5.00% due August 15, 2023	420,000	428,625	437,119

Pawling NY Central School District
Ref. Unlimited Tax
4.00% due November 15, 2015	330,000	369,526	361,706

Port Authority of NY and NJ
5.0% due October 1, 2027	300,000	307,060	306,354
5.375% due March 1, 2028	150,000	155,347	158,352

	January 31,
		2011
	Principal	Amortized	Fair
	Amount	Cost	Value
Revenue Backed (continued)
Nassau County
Gen Impt Unltd Tax
(Par Call October 1, 2020 @100)
4.00% due October 1, 2022	$550,000	$588,590	$526,713

NY Unlimited Tax
5.0% due August 1, 2026
(Par Call August 1, 2019 @100)	350,000	356,063	353,861

New York Environmental Facilities Corp
Pollution Control Rev St Water NYC 02
(Par Call June 15, 2016 @100)
5.00% due June 15, 2018	1,000,000	1,035,390	1,107,310

N. Y.S. Thruway Authority
St Pers Income Tax Rev Transn
5.25% due March 15, 2019	750,000	802,570	853,365
	8,250,000	8,692,028	8,831,201
Pre-refunded
Long Island Power Auth NY Elec Sys Rev
5.50% due December 1, 2013	1,005,000	1,118,919	1,125,077

Triborough Bridge & Tunnel Authority NY
General Purpose Revs
(Escrowed to Maturity)
5.5% due January 1, 2017	1,000,000	1,012,097	1,126,370

Triborough Bridge & Tunnel Authority NY
Revs General Purpose Ref
(Escrowed to Maturity)
6.0% due January 1, 2012	455,000	460,672	478,146
	2,460,000	2,591,688	2,729,593
General Obligations
Massapequa New York Union Free
School District Unlimited Tax
4.00% due June 15, 2013	300,000	315,150	320,193

Oyster Bay New York
Pub Impt Unlimited Tax
5.0% due February 15, 2015	150,000	163,830	168,496

Plainview Old Bethpage New York Central
School District Ref Unlimited Tax
5.00% due December 15, 2020	250,000	286,557	294,055
	700,000	765,537	782,744
Appropriation
N.Y.S. Dormitory Authority Rev
Cons City Univ Genl Sys 2nd Ser
5.75% due July 1, 2013	165,000	172,036	173,875
	165,000	172,036	173,875

	January 31,
		2011
	Principal	Amortized	Fair
	Amount	Cost	Value
Short-term
Cleveland Hill New York Union Free School
District Cheektowaga Unlimited Tax
(Callable January 21, 2010 @101)
5.5% due October 15, 2011	265,000	265,000	266,044

Mt. Sinai, N.Y. Union Free School District
6.2% due February 15, 2011	1,070,000	1,069,286	1,071,979

N.Y.S. Dormitory Authority Revs
State Univ Educ Facils of New York Rev
7.5% due May 15, 2011	170,000	169,497	173,244

N.Y.S. Dormitory Authority Rev
St Personal Income Tax Ed
5.5% due March 15, 2011	-	-	-
5.0% due March 15, 2022	750,000	804,780	797,458
5.5% due March 15, 2025	500,000	565,587	554,570
	2,755,000	2,874,150	2,863,295

	$33,565,000	$35,511,709	$36,422,882

Item 2.	Controls and Procedures.

(a)
The registrant’s management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company’s disclosure controls and procedures, within the 90-day period prior to the filing date of this report. Based on that evaluation, the registrant’s chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There has been no change in the registrant’s internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith as exhibits are the separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/s/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	March 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	March 15, 2011

By (Signature and Title)	/s/ Warren F. Pelton
Warren F. Pelton, Treasurer and Chief Financial Officer

Date	March 15, 2011